Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Offering costs	$ 4,243,264	$ 4,243,264
Transaction costs related to derivative liability	$ 112,500	$ 112,500
Aggregate ordinary shares (in Shares)	7,500,000	7,500,000
Amount of federal depository insurance coverage	$ 250,000	$ 250,000